                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05898

Morgan Stanley Prime Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2004

Date of reporting period: March 31, 2004


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Prime Income Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Trust's financial statements and a list of Trust investments.


This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Trust will achieve its investment objective. The Trust is subject to market risk, which is the possibility that the market values of securities owned by the Trust will decline and, therefore, the value of the Trust shares may be less than what you paid for them. Accordingly, you can lose money investing in this Trust.

FUND REPORT

For the six-month period ended March 31, 2004

MARKET CONDITIONS

The six months ended March 31, 2004, were a highly constructive period for the senior loan market. The period began with a report of third-quarter gross domestic product growth surpassing 8 percent annual rate. Gross domestic product growth remained strong -- though below that level -- for the rest of the period. The Federal Reserve Open Market Committee also played its part, by keeping interest rates at record lows during the period. These economic tailwinds had a measurable impact on corporations' financial health, with balance sheets and corporate profits both improving sharply. Defaults on senior loans fell to a trailing 12-month rate of 4.8 percent by the end of the period, a level not seen since 1999.

Investors were quick to respond by directing investment money into the senior loan and high-yield markets. High-yield flows for the period topped $3.6 billion, even after outflows occurred during the last two months of the period. Demand was strong enough to absorb the flood of new loans issuers brought to the market, which reached nearly double the levels of the year-earlier period. Investors also exhibited increasing tolerance for risk during the period and bid credit spreads for LIBOR down from 295 basis points -- a level indicating a moderate willingness to assume credit risk -- to 225 basis points, a level commensurate with a greater willingness to take on risk. This willingness to take on risk was also evident in the profile of companies that were able to tap the market successfully; the average debt level of issuers increased over the period.

PERFORMANCE ANALYSIS

For the six-month period ended March 31, 2004, Morgan Stanley Prime Income Trust returned 6.92 percent. The Trust's net asset value (NAV) increased from $8.59 to $8.97 per share during this period. Comparatively, for the six-month period ended March 31, 2004, the Lipper Loan Participation Funds Average returned 5.26 percent.*

As an indication of the quality of the Trust's portfolio, defaulted loans totaled 7.22 percent of the portfolio at March 31, 2004, versus 4.8 percent for the market as a whole. Although these defaults are higher than the market average, companies that continue to pay interest while operating under bankruptcy court protection, represent 88 percent of the excess, and thus the Trust's yield is unaffected.

The Trust benefited from several key strategic decisions we made for the portfolio. One of these was to emphasize holdings in the cable sector, which we felt had been unfairly penalized after the high-profile disasters of Adelphia and other companies. Our research indicated that the sector's fundamental business model remained strong, and as a result we bought debt from a few key companies that were trading at what we believed to be a discount. These companies went on to outperform strongly once their financial positions improved, and the Trust gained as a result. We pursued a similar strategy in the wireless sector, which also contributed to the Trust's gains when those companies performed strongly in the wake of an announced deal between AT&T and Verizon.

* THE LIPPER LOAN PARTICIPATION FUNDS AVERAGE TRACKS THE PERFORMANCE OF ALL FUNDS IN THE LIPPER LOAN PARTICIPATION CLOSED-END FUNDS CLASSIFICATION. THE AVERAGE, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.

While the Trust performed well for the period, not all of its positions performed strongly. We established a significant position in the loans of publishing, radio and television companies in order to benefit from their more-defensive characteristics as steady revenue generators regardless of the economic cycle. While these companies all performed positively during the period, they did not perform as well as lower-quality companies that had lagged during the previous bear market.

PORTFOLIO COMPOSITION

Senior Loans                         89.4%
Short-Term                            5.3
Common Stock                          4.1
Preferred Stock-Non-Conv.             1.2

DATA AS OF MARCH 31, 2004. SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE A PERCENTAGE OF TOTAL INVESTMENTS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

THE INVESTMENT OBJECTIVE OF MORGAN STANLEY PRIME INCOME TRUST IS TO PROVIDE A HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL. THE TRUST INVESTS, UNDER NORMAL MARKET CONDITIONS, AT LEAST 80% OF ITS TOTAL ASSETS IN SENIOR LOANS. SENIOR LOANS ARE LOANS MADE TO CORPORATIONS, PARTNERSHIPS AND OTHER ENTITIES WHICH HOLD THE MOST SENIOR POSITION IN A BORROWER'S CAPITAL STRUCTURE. THE SENIOR LOANS IN WHICH THE TRUST INVESTS ARE SECURED BY COLLATERAL THAT THE INVESTMENT ADVISOR BELIEVES TO HAVE A MARKET VALUE AT THE TIME OF THE LOAN WHICH EQUALS OR EXCEEDS THE AMOUNT OF THE SENIOR LOAN. THE INTEREST RATE ON SENIOR LOANS GENERALLY WILL FLOAT OR RESET AT A SPECIFIED LEVEL ABOVE A GENERALLY RECOGNIZED BASE LENDING RATE SUCH AS THE PRIME RATE QUOTED BY A MAJOR U.S. BANK ("PRIME RATE") OR THE LONDON INTER-BANK OFFERED RATE ("LIBOR"). THE REMAINDER OF THE TRUST'S ASSETS IS INVESTED IN CASH OR SHORT-TERM HIGH QUALITY MONEY MARKET INSTRUMENTS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

MORGAN STANLEY PRIME INCOME TRUST

PORTFOLIO OF INVESTMENTS - MARCH 31, 2004 (UNAUDITED)

 PRINCIPAL
 AMOUNT IN                                                                     COUPON          MATURITY
 THOUSANDS                                                                      RATE             DATE            VALUE
---------------------------------------------------------------------------------------------------------------------------
              SENIOR COLLATERALIZED TERM LOANS (a) (87.8%)
              ADVERTISING/MARKETING SERVICES (0.3%)
$     3,335   Adams Outdoor Advertising Ltd.                                     4.37%         02/08/08     $     3,342,318
                                                                                                            ---------------
              AEROSPACE & DEFENSE (1.4%)
      4,000   ARINC, Inc.                                                        3.36          03/10/11           4,047,520
      4,551   DRS Technologies, Inc.                                         2.86 - 4.50       11/04/10           4,596,784
      1,995   ILC Industries, Inc.                                               4.11          08/05/10           2,029,912
      5,473   TD Funding Corp.                                                   6.00          07/22/10           5,528,922
                                                                                                            ---------------
                                                                                                                 16,203,138
                                                                                                            ---------------
              AIRLINES (0.2%)
      2,754   United Airlines, Inc.                                              9.50          07/01/04           2,768,876
                                                                                                            ---------------
              AUTO PARTS: O.E.M. (1.8%)
      5,645   Amcan Consolidated Technologies Corp. (Canada)                     5.125         03/28/07           4,826,346
     11,887   Federal-Mogul Corp. (Revolver)                                     2.84          09/30/04          10,614,070
      5,406   Polypore, Inc.                                                     5.375         12/31/06           5,457,952
                                                                                                            ---------------
                                                                                                                 20,898,368
                                                                                                            ---------------
              AUTOMOTIVE AFTERMARKET (1.1%)
      8,000   Goodyear Tire & Rubber Co. (The)                                   5.13          03/31/06           8,035,040
      4,852   Safelite Glass Corp.                                           4.59 - 5.09       09/30/07           4,789,049
                                                                                                            ---------------
                                                                                                                 12,824,089
                                                                                                            ---------------
              BEVERAGES: ALCOHOLIC (0.2%)
      2,500   Constellation Brands, Inc.                                     3.188 - 3.25      11/30/08           2,536,825
                                                                                                            ---------------
              BROADCAST/MEDIA (1.3%)
     14,500   Susquehanna Media Co.                                              3.15          03/31/12          14,676,755
                                                                                                            ---------------
              BROADCASTING (0.2%)
      2,000   Cebridge Connections, Inc.                                     4.346 - 4.42      02/23/09           2,007,500
                                                                                                            ---------------
              BUILDING PRODUCTS (0.3%)
      3,850   Interline Brands, Inc.                                             4.61          11/30/09           3,871,637
                                                                                                            ---------------
              CABLE/SATELLITE TV (6.7%)
      4,000   Century Cable Holdings, LLC                                        6.00          06/30/09           3,833,760
     25,000   Century Cable Holdings, LLC                                        6.00          12/31/09          23,712,500
      4,000   Charter Communications Operating, LLC                              3.41          09/18/07           3,984,160
     14,312   Charter Communications Operating, LLC                              3.87          03/18/08          12,273,990
     11,297   Charter Communications Operating, LLC                              3.87          09/18/08          11,250,878
     10,375   DirectTV Holdings, LLC                                         3.36 - 3.45       03/06/10          10,510,078
        860   Falcon Cable Communications, LLC (Revolver)                    2.85 - 2.91       06/29/07             853,253
      1,995   Insight Midwest Holdings, LLC                                 3.875 - 3.938      12/31/09           2,009,125

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                     COUPON          MATURITY
 THOUSANDS                                                                      RATE             DATE            VALUE
---------------------------------------------------------------------------------------------------------------------------
$     5,000   Olympus Cable Holdings, LLC                                        5.25%         06/30/10     $     4,717,700
      5,000   Olympus Cable Holdings, LLC                                        6.00          09/30/10           4,768,750
                                                                                                            ---------------
                                                                                                                 77,914,194
                                                                                                            ---------------
              CASINO/GAMING (2.5%)
        500   Aladdin Gaming, LLC (c)                                            6.50          02/25/05             468,750
        928   Aladdin Gaming, LLC (c)                                            8.75          08/26/06             870,359
      2,072   Aladdin Gaming, LLC (c)                                            9.00          02/26/08           1,942,141
     12,800   Alliance Gaming Corp.                                              3.788         09/04/09          12,956,032
      2,000   Global Cash Access, LLC                                            3.84          03/10/10           2,031,240
      7,929   Mandalay Resort Group                                              4.61          06/30/08           7,950,897
      3,160   Penn National Gaming, Inc.                                     3.59 - 3.61       09/01/07           3,202,357
                                                                                                            ---------------
                                                                                                                 29,421,776
                                                                                                            ---------------
              CELLULAR TELEPHONE (1.0%)
      5,970   Crown Castle Operating Co.                                         4.61          09/30/10           6,072,147
      4,975   Dobson Cellular Systems, Inc.                                  4.37 - 4.38       03/31/10           4,976,045
                                                                                                            ---------------
                                                                                                                 11,048,192
                                                                                                            ---------------
              CHEMICALS: MAJOR DIVERSIFIED (1.3%)
     15,732   Huntsman Company LLC                                          5.938 - 9.375      03/31/07          15,235,183
                                                                                                            ---------------
              CHEMICALS: SPECIALTY (4.4%)
      5,000   Acquisition Partner II, GMBH & Co. (Germany)                       3.881         12/09/11           5,060,950
      4,295   CP Kelco U.S., Inc.                                            5.11 - 5.16       03/31/08           4,352,857
      1,400   CP Kelco U.S., Inc.                                                5.41          09/30/08           1,418,488
      8,349   Huntsman International, LLC                                   5.375 - 5.438      06/30/07           8,453,853
      8,349   Huntsman International, LLC                                        5.625         06/30/08           8,449,196
      9,705   ISP Chemco, Inc.                                                   4.125         06/27/08           9,764,750
      6,981   Kraton Polymers LLC                                                3.75          12/23/10           7,104,181
      5,777   Nalco Company                                                      3.59          11/04/10           5,834,180
                                                                                                            ---------------
                                                                                                                 50,438,455
                                                                                                            ---------------
              CONSTRUCTION MATERIALS (0.4%)
      5,000   Builders Firstsource, Inc.                                         4.34          02/25/10           5,064,050
                                                                                                            ---------------
              CONSUMER SUNDRIES (1.2%)
      4,345   Amscan Holdings, Inc.                                          6.50 - 7.50       06/15/07           4,399,134
      3,791   Jostens, Inc.                                                      3.72          07/29/10           3,836,596
      3,435   Targus Group International, Inc.                                   6.50          08/31/06           3,374,584
      2,756   World Kitchen, Inc.                                           4.625 - 4.688      03/31/08           2,601,363
                                                                                                            ---------------
                                                                                                                 14,211,677
                                                                                                            ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                     COUPON          MATURITY
 THOUSANDS                                                                      RATE             DATE            VALUE
---------------------------------------------------------------------------------------------------------------------------
              CONSUMER/BUSINESS SERVICES (0.8%)
$     1,748   Alderwoods Group, Inc.                                         3.86 - 5.75%      09/29/08     $     1,773,941
      6,983   Buhrmann US, Inc.                                                  3.86          12/31/10           7,083,746
                                                                                                            ---------------
                                                                                                                  8,857,687
                                                                                                            ---------------
              CONTAINERS/PACKAGING (4.8%)
      5,903   American Bottling Company (The)                                3.59 - 3.65       12/19/10           6,009,767
      2,956   Consolidated Container Holdings, LLC                               5.375         06/30/07           2,889,291
     14,925   Graphic Packaging International Corp.                          3.92 - 3.93       08/08/10          15,147,382
      6,820   Impress Metal Packaging Holdings B.V. (Netherlands)                4.464         12/31/06           6,832,765
      9,035   Nexpak Corp. (c)(d)                                           7.625 - 7.875      06/21/04           1,806,897
      1,108   Nexpak Corp.                                                       12.00         06/21/04           1,107,532
      6,000   Owens Illinois General, Inc.                                       3.87          04/01/08           6,046,860
      4,000   Owens Illinois General, Inc.                                       3.92          04/01/07           4,031,240
      4,000   Solo Cup Co.                                                   3.60 - 3.61       02/27/11           4,071,520
      2,985   Tekni-Plex, Inc.                                                   5.125         06/21/08           3,002,703
      4,283   United Components, Inc.                                            3.84          06/30/10           4,342,229
                                                                                                            ---------------
                                                                                                                 55,288,186
                                                                                                            ---------------
              DIVERSIFIED MANUFACTURING (1.2%)
      2,978   Amsted Industries, Inc.                                        5.09 - 5.12       10/15/10           2,998,581
      7,000   Dayco Products, LLC                                            4.35 - 4.354      05/31/07           7,043,750
      3,960   UNIFRAX Corp.                                                      7.00          09/04/09           4,008,264
                                                                                                            ---------------
                                                                                                                 14,050,595
                                                                                                            ---------------
              DRUGSTORE CHAINS (0.9%)
     10,000   Rite Aid Corp.                                                 4.09 - 4.10       04/30/08          10,261,200
                                                                                                            ---------------
              ELECTRIC UTILITIES (0.5%)
      5,000   Mission Energy Holdings International, Inc.                        7.00          12/11/06           5,046,900
                                                                                                            ---------------
              ENGINEERING & CONSTRUCTION (0.2%)
      2,444   United Rentals, Inc.                                           3.38 - 3.44       02/14/11           2,471,944
                                                                                                            ---------------
              ENTERTAINMENT & LEISURE (1.3%)
      3,000   New Jersey Basketball, LLC                                         4.375         07/16/04           3,007,500
      4,975   Rainbow Media Holdings LLC                                         3.38          03/31/09           5,040,254
      7,000   Vivendi Universal Entertainment, LLC                               3.84          09/30/08           7,057,960
                                                                                                            ---------------
                                                                                                                 15,105,714
                                                                                                            ---------------
              ENVIRONMENTAL SERVICES (3.8%)
      9,311   Allied Waste North America, Inc.                               3.85 - 3.88       01/15/10           9,459,499
     10,000   Duratek, Inc.                                                  5.11 - 5.15       12/19/09          10,012,500
      7,962   Environmental Systems Products Holdings, Inc.                  5.59 - 5.62       12/12/08           8,017,251
      2,985   IESI Corp.                                                    4.25 - 4.325       09/30/10           3,033,506

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                     COUPON          MATURITY
 THOUSANDS                                                                      RATE             DATE            VALUE
---------------------------------------------------------------------------------------------------------------------------
$    13,322   Laidlaw International, Inc.                                        5.50%         06/19/09     $    13,577,840
                                                                                                            ---------------
                                                                                                                 44,100,596
                                                                                                            ---------------
              FINANCE - COMMERCIAL (0.3%)
      3,387   Outsourcing Solutions, Inc.                                        6.13          12/09/08           3,353,499
         76   Outsourcing Solutions, Inc. (Revolver)                             7.50          12/09/08              75,038
                                                                                                            ---------------
                                                                                                                  3,428,537
                                                                                                            ---------------
              FINANCIAL PUBLISHING/SERVICES (1.3%)
     14,854   Merrill Communications, LLC                                    5.84 - 7.50       11/23/07          14,873,026
                                                                                                            ---------------
              FOOD DISTRIBUTORS (0.4%)
      2,072   Fleming Companies, Inc. (Revolver)                                 4.375         06/18/07           2,060,256
      2,907   Fleming Companies, Inc.                                            4.375         06/18/08           2,895,987
                                                                                                            ---------------
                                                                                                                  4,956,243
                                                                                                            ---------------
              FOOD: MAJOR DIVERSIFIED (1.6%)
      6,930   Burns Philp, Inc.                                                  4.36          02/20/09           7,016,625
      3,473   Dole Food Co.                                                  3.688 - 5.50      09/28/08           3,532,047
      4,963   DS Waters Enterprises, LP                                          3.938         11/07/09           4,953,171
      2,993   Michael Foods, Inc.                                            3.59 - 3.964      11/21/10           3,041,128
                                                                                                            ---------------
                                                                                                                 18,542,971
                                                                                                            ---------------
              FOOD: SPECIALTY/CANDY (0.6%)
      2,320   NBTY, Inc.                                                         3.10          03/15/07           2,342,085
      4,655   Otis Spunkmeyer, Inc.                                              5.34          02/21/09           4,690,017
                                                                                                            ---------------
                                                                                                                  7,032,102
                                                                                                            ---------------
              FOODS & BEVERAGES (3.6%)
      3,930   Atkins Nutritionals, Inc.                                          4.40          11/26/09           3,944,737
      5,970   B&G Foods, Inc.                                                    4.52          08/31/09           6,017,282
      7,492   Birds Eye Foods, Inc.                                              3.84          06/30/08           7,578,727
      3,102   Del Monte Corp.                                                3.36 - 3.37       12/20/10           3,157,595
      3,352   Merisant Company                                                   3.84          01/11/10           3,387,151
     17,000   Pinnacle Foods Holding Corp.                                       3.84          11/25/10          17,226,610
                                                                                                            ---------------
                                                                                                                 41,312,102
                                                                                                            ---------------
              HEALTHCARE (0.5%)
      3,970   Concentra Operating Corp.                                      4.88 - 4.97       06/30/09           4,023,754
      2,000   Multiplan, Inc.                                                    3.86          03/04/09           2,025,000
                                                                                                            ---------------
                                                                                                                  6,048,754
                                                                                                            ---------------
              HOME FURNISHINGS (0.3%)
      3,722   Tempur-Pedic, Inc.                                                 4.61          06/30/09           3,754,441
                                                                                                            ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                     COUPON          MATURITY
 THOUSANDS                                                                      RATE             DATE            VALUE
---------------------------------------------------------------------------------------------------------------------------
              HOSPITAL/NURSING MANAGEMENT (1.0%)
$     5,390   CHS/Community Health Systems, Inc.                                 3.62%         07/16/10     $     5,489,350
      5,958   Triad Hospitals, Inc.                                              3.34          09/30/08           6,041,547
                                                                                                            ---------------
                                                                                                                 11,530,897
                                                                                                            ---------------
              HOTELS/RESORTS/CRUISELINES (1.3%)
      9,905   Wyndham International, Inc.                                        5.875         06/30/06           9,593,479
      5,331   Wyndham International, Inc.                                        6.875         04/01/06           5,197,001
                                                                                                            ---------------
                                                                                                                 14,790,480
                                                                                                            ---------------
              INDUSTRIAL MACHINERY (1.6%)
     11,071   Formica Corp.                                                      5.59          04/30/06          10,932,883
      4,663   Meuller Group, Inc.                                            3.84 - 3.87       05/31/08           4,688,766
      2,602   Sensus Metering Systems Inc.                                   4.09 - 4.17       12/17/10           2,619,532
        391   Sensus Metering Systems Inc. (Luxembourg)                      4.09 - 4.17       12/17/10             392,928
                                                                                                            ---------------
                                                                                                                 18,634,109
                                                                                                            ---------------
              INDUSTRIAL SPECIALTIES (2.4%)
      8,874   Jet Plastica Industries, Inc.                                      5.75          02/28/05           8,075,659
      2,523   Jet Plastica Industries, Inc. (Revolver)                           5.75          02/28/05           2,296,116
      7,980   Metokote Corp.                                                 4.36 - 4.42       08/13/10           8,054,852
      1,929   National Waterworks, Inc.                                          3.86          11/22/09           1,954,279
      6,927   Panolam Industries International, Inc. and
               Panolam Industries, Ltd. (Canada)                                 5.438         11/24/06           6,926,790
                                                                                                            ---------------
                                                                                                                 27,307,696
                                                                                                            ---------------
              LIFE/HEALTH INSURANCE (1.0%)
      9,063   Conseco, Inc.                                                      7.25          09/10/09           9,093,008
      2,719   Conseco, Inc.                                                      9.50          09/10/10           2,727,902
                                                                                                            ---------------
                                                                                                                 11,820,910
                                                                                                            ---------------
              MEDICAL SPECIALTIES (0.8%)
      3,413   Colgate Medical Ltd. (United Kingdom)                          3.84 - 3.86       12/30/08           3,458,361
      3,444   CONMED Corp.                                                       3.34          12/15/09           3,487,214
      2,239   Hanger Orthopedic Group, Inc.                                      3.86          06/30/09           2,269,533
                                                                                                            ---------------
                                                                                                                  9,215,108
                                                                                                            ---------------
              MEDICAL/NURSING SERVICES (0.5%)
      5,222   Ameripath, Inc.                                                    4.09          03/27/10           5,274,444
                                                                                                            ---------------
              MISCELLANEOUS (0.2%)
      2,000   True Temper Sports, Inc.                                           5.50          03/15/11           2,020,000
                                                                                                            ---------------
              MISCELLANEOUS COMMERCIAL SERVICES (0.2%)
      1,881   Central Parking Corp.                                              4.61          03/31/10           1,899,377
                                                                                                            ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                     COUPON          MATURITY
 THOUSANDS                                                                      RATE             DATE            VALUE
---------------------------------------------------------------------------------------------------------------------------
              MISCELLANEOUS MANUFACTURING (0.4%)
$     4,500   Citation Corp. (d)                                                 5.875%        12/01/07     $     4,027,380
                                                                                                            ---------------
              MOVIES/ENTERTAINMENT (0.4%)
      4,326   Regal Cinemas Corp.                                                3.625         06/30/09           4,391,775
                                                                                                            ---------------
              OFFICE EQUIPMENT/SUPPLIES (0.6%)
      6,451   Global Imaging Systems, Inc.                                   3.59 - 3.63       06/25/09           6,548,019
                                                                                                            ---------------
              OIL & GAS PIPELINES (0.9%)
      5,000   Citgo Petroleum Corp.                                              8.25          02/27/06           5,200,000
      4,500   LA Grange Acquisition, LP                                          4.09          01/18/08           4,500,000
                                                                                                            ---------------
                                                                                                                  9,700,000
                                                                                                            ---------------
              OIL REFINING/MARKETING (0.3%)
      2,978   Tesoro Petroleum Corp.                                         6.61 - 6.62       04/15/08           3,073,197
                                                                                                            ---------------
              OILFIELD SERVICES/EQUIPMENT (0.5%)
      5,646   US Synthetic Corp.                                                 4.61          05/31/05           5,391,862
                                                                                                            ---------------
              OTHER CONSUMER SPECIALTIES (0.5%)
      1,985   Central Garden & Pet Co.                                           3.34          05/14/09           1,998,657
      3,697   Rayovac Corp.                                                  3.59 - 3.63       09/30/09           3,733,878
                                                                                                            ---------------
                                                                                                                  5,732,535
                                                                                                            ---------------
              OTHER METALS/MINERALS (1.0%)
      7,310   CII Carbon, Inc.                                                   4.213         06/25/08           7,108,725
      4,873   IMC Global, Inc.                                                   5.125         11/17/06           4,895,701
                                                                                                            ---------------
                                                                                                                 12,004,426
                                                                                                            ---------------
              PHARMACEUTICALS: OTHER (1.0%)
      1,923   aaiPharma Inc.                                                 4.34 - 4.53       11/26/09           1,859,574
      9,716   MCC Merger Sub Corp.                                               6.38          09/30/08           9,776,558
                                                                                                            ---------------
                                                                                                                 11,636,132
                                                                                                            ---------------
              PRINTING/PUBLISHING (2.2%)
      4,780   Day International Group, Inc.                                  5.59 - 5.61       09/16/09           4,817,642
      1,751   Dex Media East LLC                                             3.34 - 3.48       11/08/08           1,777,620
      2,659   Dex Media East LLC                                             3.59 - 3.63       05/08/09           2,702,221
      9,296   Dex Media West LLC                                             3.84 - 3.99       03/09/10           9,461,490
      3,563   Kinetic Concepts, Inc.                                             3.36          08/11/10           3,607,127
      3,000   Transwestern Publishing Company, LLC                           3.313 - 5.00      02/25/11           3,028,740
                                                                                                            ---------------
                                                                                                                 25,394,840
                                                                                                            ---------------
              PUBLISHING: BOOKS/MAGAZINES (3.5%)
        952   Advanstar Communications, Inc.                                     5.59          10/11/07             957,143

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                     COUPON          MATURITY
 THOUSANDS                                                                      RATE             DATE            VALUE
---------------------------------------------------------------------------------------------------------------------------
$     8,298   American Media Operations, Inc.                                3.87 - 3.91%      04/01/07     $     8,435,215
      4,980   F&W Publications, Inc.                                             4.88          12/31/09           5,045,786
      6,581   Primedia, Inc.                                                3.875 - 3.938      06/30/09           6,542,862
      2,170   Readers Digest Association, Inc.                              4.188 - 4.25       05/20/08           2,187,967
      5,929   R.H. Donnelley, Inc.                                           3.36 - 3.39       06/30/10           6,028,920
     10,983   Ziff Davis Media, Inc.                                             5.87          03/31/07          10,923,871
                                                                                                            ---------------
                                                                                                                 40,121,764
                                                                                                            ---------------
              PUBLISHING: NEWSPAPERS (1.0%)
     10,944   CanWest Media, Inc. (Canada)                                       3.872         05/15/09          11,080,385
                                                                                                            ---------------
              PULP & PAPER (0.4%)
      4,299   Alabama River Newsprint Co.                                   5.125 - 5.188      06/30/04           4,256,090
                                                                                                            ---------------
              REAL ESTATE - INDUSTRIAL/OFFICE (0.2%)
      1,871   Corrections Corp. of America                                   3.86 - 3.88       03/31/08           1,897,375
                                                                                                            ---------------
              REAL ESTATE DEVELOPMENT (0.4%)
      5,000   Landsource Communities Development LLC                             3.625         03/31/10           5,084,400
                                                                                                            ---------------
              RECREATIONAL PRODUCTS (0.2%)
      1,806   Aero Products International, Inc.                              5.61 - 7.50       12/19/08           1,745,166
                                                                                                            ---------------
              RETAIL - SPECIALTY (2.6%)
        477   Advance Stores Co., Inc.                                           3.125         11/30/06             482,494
      3,835   Advance Stores Co., Inc.                                      3.125 - 3.188      11/30/07           3,891,588
      2,449   Alimentation Couche-Tard Inc. (Canada)                             3.375         12/17/10           2,479,079
      8,978   General Nutritional Centers, Inc.                              4.17 - 6.00       12/05/09           9,044,831
      3,000   Nebraska Book Co.                                                  5.75          03/04/11           3,045,000
     10,500   Pantry, Inc. (The)                                                 3.84          03/12/11          10,650,990
                                                                                                            ---------------
                                                                                                                 29,593,982
                                                                                                            ---------------
              SEMICONDUCTORS (1.3%)
      8,262   Semiconductor Components Industries, LLC                           4.375         08/04/07           8,319,051
      6,944   Viasystems, Inc.                                                   6.47          09/30/08           7,015,336
                                                                                                            ---------------
                                                                                                                 15,334,387
                                                                                                            ---------------
              SERVICES TO THE HEALTH INDUSTRY (1.1%)
      5,129   Alliance Imaging, Inc.                                        3.563 - 3.625      06/10/08           5,108,899
      3,157   FHC Health Systems, Inc.                                       7.25 - 9.25       12/18/09           3,151,214
      2,925   Insight Health Services Acquisition Corp.                          4.61          10/17/08           2,943,258
      1,000   Insight Health Services Acquisition Corp.                          4.84          10/17/08           1,001,250
                                                                                                            ---------------
                                                                                                                 12,204,621
                                                                                                            ---------------
              SPECIALTY STORES (0.5%)
      5,165   TravelCenters of America, Inc.                                 4.43 - 6.25       11/14/08           5,231,499
                                                                                                            ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                     COUPON          MATURITY
 THOUSANDS                                                                      RATE             DATE            VALUE
---------------------------------------------------------------------------------------------------------------------------
              TELECOMMUNICATION EQUIPMENT (0.0%)
$     1,277   Channel Master, Inc. (c)                                           9.00%         11/15/04     $       357,545
         64   Channel Master, Inc. (Revolver) (c)                                9.00          11/15/04              17,947
                                                                                                            ---------------
                                                                                                                    375,492
                                                                                                            ---------------
              TELECOMMUNICATIONS (2.5%)
      2,000   Atlantic Broadband Finance LLC                                     4.37          09/01/11           2,025,620
      2,272   Davel Financing Co., LLC (b)(c)(d)                                10.00         12/31/05             504,134
      8,709   FairPoint Communications, Inc.                                5.688 - 5.813      03/31/07           8,752,914
      7,585   KMC Telecom, Inc.                                                  6.61          06/30/10           4,930,360
      4,123   McleodUSA, Inc.                                                5.37 - 5.40       05/30/08           3,109,648
      4,842   SpectraSite Communications, Inc.                                   3.49          12/31/07           4,906,123
      4,395   Telecommunications Services, Inc.                              4.62 - 4.74       12/31/06           4,439,431
                                                                                                            ---------------
                                                                                                                 28,668,230
                                                                                                            ---------------
              TEXTILES (0.6%)
      6,727   Polymer Group, Inc.                                                12.00         12/31/06           6,751,978
                                                                                                            ---------------
              TRANSPORTATION (2.2%)
      3,902   Pacer International, Inc.                                     3.875 - 3.938      06/10/10           3,948,316
     11,204   Quality Distribution, Inc.                                     4.09 - 4.12       11/13/09          11,323,421
      9,765   Sirva Worldwide, Inc.                                              3.60          12/01/10           9,837,941
                                                                                                            ---------------
                                                                                                                 25,109,678
                                                                                                            ---------------
              UTILITIES (1.5%)
     10,000   Allegheny Energy Supply Co. LLC                                    6.00          03/08/11          10,035,400
      2,730   Aquila, Inc.                                                       8.00          05/15/06           2,829,127
      4,029   Pike Electric, Inc.                                                4.375         04/18/10           4,066,563
                                                                                                            ---------------
                                                                                                                 16,931,090
                                                                                                            ---------------
              WIRELESS TELECOMMUNICATIONS (7.5%)
     12,500   Centennial Cellular Operating Co.                              3.85 - 3.91       02/09/11          12,488,253
      4,000   Cricket Communications, Inc. (c)                                   6.375         06/30/07           3,660,000
     10,000   Microcell Solutions, Inc. (Canada)                                 7.50          03/17/11          10,081,200
     27,930   Nextel Finance Co.                                                 3.375         12/15/10          28,248,123
     21,850   Nextel Partners Operating Corp.                                    4.125         11/30/10          22,188,675
      2,000   Western Wireless Corp.                                             3.13          03/31/08           1,994,580
      7,863   Western Wireless Corp.                                         4.38 - 4.44       09/30/08           7,899,187
                                                                                                            ---------------
     86,143                                                                                                      86,560,018
                                                                                                            ---------------
              TOTAL SENIOR COLLATERALIZED TERM LOANS
               (COST $1,022,730,735)                                                                          1,018,933,373
                                                                                                            ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 NUMBER OF
  SHARES                                                                           VALUE
--------------------------------------------------------------------------------------------
              COMMON STOCKS (e) (4.1%)

              APPAREL/FOOTWEAR (0.1%)
     61,460   London Fog Industries, Inc. (Restricted) (b)                   $     1,137,010
                                                                             ---------------
              AUTOMOTIVE AFTERMARKET (0.1%)
    100,632   Safelite Glass Corp. (b)                                             1,055,630
      6,793   Safelite Realty Corp. (b)                                                    0
                                                                             ---------------
                                                                                   1,055,630
                                                                             ---------------
              COMPUTER SOFTWARE & SERVICES (0.0%)
    107,026   DecisionOne Corp. (b)                                                        0
                                                                             ---------------
              CONSUMER SUNDRIES (0.0%)
     52,654   World Kitchen, Inc. (b)                                                      0
                                                                             ---------------
              ENGINEERING & CONSTRUCTION (1.4%)
    421,400   Washington Group International, Inc.                                15,427,456
                                                                             ---------------
              ENVIRONMENTAL SERVICES (0.0%)
     19,446   Environmental Systems Products Holdings, Inc. (b)                            0
                                                                             ---------------
              FINANCE - COMMERCIAL (0.2%)
     74,371   Outsourcing Solutions Inc.                                           2,565,791
                                                                             ---------------
              FOREST PRODUCTS (0.2%)
    250,289   Tembec, Inc. (Canada)                                                1,999,717
                                                                             ---------------
              HOSPITAL/NURSING MANAGEMENT (0.2% )
     92,770   Genesis Healthcare Corp.                                             2,258,937
                                                                             ---------------
              MANAGED HEALTH CARE (0.0% )
    517,459   Interim Healthcare, Inc. (b)                                                 0
                                                                             ---------------
              MEDICAL SPECIALTIES (1.1%)
    288,565   Dade Behring Holdings, Inc.                                         12,835,371
                                                                             ---------------
              MEDICAL/NURSING SERVICES (0.7%)
    370,296   NeighborCare, Inc.                                                   8,979,678
                                                                             ---------------
              SPECIALTY TELECOMMUNICATIONS (0.0%)
 11,826,532   Davel Communications, Inc.                                             189,225
                                                                             ---------------
              TELECOMMUNICATIONS (0.1%)
 11,689,637   KMC Telecom, Inc. (b)                                                        0
         93   Teligent, Inc. (b)                                                     499,875
                                                                             ---------------
                                                                                     499,875
                                                                             ---------------
              TOTAL COMMON STOCKS
               (COST $28,018,383)                                                 46,948,690
                                                                             ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                     COUPON          MATURITY
 THOUSANDS                                                                      RATE             DATE            VALUE
---------------------------------------------------------------------------------------------------------------------------
              SENIOR NOTES (1.4%)
              MEDICAL SPECIALTIES (0.4%)
$     4,755   Dade Behring, Inc.                                                 11.91%        10/03/10     $     5,301,809
                                                                                                            ---------------
              MEDICAL/NURSING SERVICES (0.6%)
      8,337   American HomePatient, Inc. (Secured)                               6.785         07/01/09           6,586,532
        378   American HomePatient, Inc. (Unsecured)                              8.57         07/01/09             298,580
                                                                                                            ---------------
                                                                                                                  6,885,112
                                                                                                            ---------------
              TELECOMMUNICATIONS (0.4%)
      4,590   KMC Telecom, Inc. (d)                                               7.38         06/30/11           2,983,266
      1,998   KMC Telecom, Inc. (d)                                               7.63         06/30/11           1,299,286
                                                                                                            ---------------
                                                                                                                  4,282,552
                                                                                                            ---------------
              TOTAL SENIOR NOTES
               (COST $16,036,020)                                                                                16,469,473
                                                                                                            ---------------

 NUMBER OF
  SHARES
-----------
              NON-CONVERTIBLE PREFERRED STOCKS (e) (1.2%)
              WIRELESS TELECOMMUNICATIONS
    739,735   Microcell Telecommunications Inc. (Canada)
               (COST $7,219,814)                                                                                 14,362,522
                                                                                                            ---------------

 NUMBER OF                                                                                    EXPIRATION
 WARRANTS                                                                                        DATE
-----------                                                                                   ----------
              WARRANTS (b) (e) (0.0%)
              AUTOMOTIVE AFTERMARKET
     24,761   Exide Corp. (COST $248)                                                          03/18/06              55,712
                                                                                                            ---------------

 PRINCIPAL
 AMOUNT IN                                                                     COUPON          MATURITY
 THOUSANDS                                                                      RATE             DATE
-----------                                                                 -------------      --------
              SHORT-TERM INVESTMENTS (5.3%)
              COMMERCIAL PAPER (f) (g) (1.8%)
              FINANCE - CONSUMER
$    21,000   American Express Corp.
               (COST $20,997,083)                                                1.00%         04/06/04          20,997,083
                                                                                                            ---------------

                        SEE NOTES TO FINANCIAL STATEMENTS

 PRINCIPAL
 AMOUNT IN                                                                     COUPON          MATURITY
 THOUSANDS                                                                      RATE             DATE            VALUE
---------------------------------------------------------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (3.5%)
$    20,000   Joint Repurchase Agreement
               (dated 03/31/04; proceeds $20,000,586) (h)
               (COST $20,000,000)                                                1.055%        04/01/04     $    20,000,000
                                                                                                            ---------------
     20,064   The Bank of New York (dated 03/31/04; proceeds
               $20,064,460) (i)
               (COST $20,063,937)                                                0.937         04/01/04          20,063,937
                                                                                                            ---------------
              TOTAL REPURCHASE AGREEMENTS
               (COST $40,063,937)                                                                                40,063,937
                                                                                                            ---------------
              TOTAL SHORT-TERM INVESTMENTS
               (COST $61,061,020)                                                                                61,061,020
                                                                                                            ---------------
              TOTAL INVESTMENTS
               (COST $1,135,066,220) (j)                                                         99.8%        1,157,830,790
              OTHER ASSETS IN EXCESS OF LIABILITIES                                               0.2             2,034,682
                                                                                                -----       ---------------
              NET ASSETS                                                                        100.0%      $ 1,159,865,472
                                                                                                =====       ===============

----------
  (a) FLOATING RATE SECURITIES. INTEREST RATES SHOWN ARE THOSE IN EFFECT AT MARCH 31, 2004.
  (b) VALUED USING FAIR VALUE PROCEDURES - TOTAL AGGREGATE VALUE IS $3,252,363.
  (c) NON-INCOME PRODUCING SECURITY; LOAN OR NOTE IN DEFAULT.
  (d) PAYMENT-IN-KIND SECURITY.
  (e) NON-INCOME PRODUCING SECURITIES.
  (f) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
  (g) THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH UNFUNDED LOAN COMMITMENTS.
  (h) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
  (i) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 0.938% DUE 04/01/04 VALUED AT $20,465,216.
  (j) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $47,972,764 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $25,208,196, RESULTING IN NET UNREALIZED APPRECIATION OF $22,764,568.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PRIME INCOME TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2004 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $1,135,066,220)                               $   1,157,830,790
Cash                                                                                              486,900
Receivable for:
  Investments sold                                                                              8,062,608
  Interest                                                                                      3,431,851
  Shares of beneficial interest sold                                                              939,468
Prepaid expenses and other assets                                                                 643,063
                                                                                        -----------------
    TOTAL ASSETS                                                                            1,171,394,680
                                                                                        -----------------
LIABILITIES:
Payable for:
  Investments purchased                                                                         8,822,276
  Investment advisory fee                                                                         936,860
  Dividends to shareholders                                                                       275,416
  Administration fee                                                                              268,917
Accrued expenses and other payables                                                               651,624
Deferred loan fees                                                                                574,115
Commitments and contingencies (Notes 6 & 8)                                                            --
                                                                                        -----------------
    TOTAL LIABILITIES                                                                          11,529,208
                                                                                        -----------------
    NET ASSETS                                                                          $   1,159,865,472
                                                                                        =================
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                         $   1,540,898,186
Net unrealized appreciation                                                                    22,764,568
Accumulated undistributed net investment income                                                 5,368,477
Accumulated net realized loss                                                                (409,165,759)
                                                                                        -----------------
    NET ASSETS                                                                          $   1,159,865,472
                                                                                        =================
    NET ASSET VALUE PER SHARE,
    129,370,958 shares outstanding (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)      $            8.97
                                                                                        =================

                       SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Interest                                                                                $      27,174,859
Amendment and other loan fees                                                                   3,502,833
                                                                                        -----------------
    TOTAL INCOME                                                                               30,677,692
                                                                                        -----------------
EXPENSES
Investment management fee                                                                       5,189,851
Administration fee                                                                              1,489,662
Professional fees                                                                                 430,381
Transfer agent fees and expenses                                                                  361,280
Shareholder reports and notices                                                                   167,630
Registration fees                                                                                  78,940
Custodian fees                                                                                     21,329
Trustees' fees and expenses                                                                        10,297
Other                                                                                              82,822
                                                                                        -----------------
    TOTAL EXPENSES                                                                              7,832,192
Less: expense offset                                                                              (20,532)
                                                                                        -----------------
    NET EXPENSES                                                                                7,811,660
                                                                                        -----------------
    NET INVESTMENT INCOME                                                                      22,866,032
                                                                                        -----------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss                                                                             (13,203,491)
Net change in unrealized depreciation                                                          68,953,123
                                                                                        -----------------
    NET GAIN                                                                                   55,749,632
                                                                                        -----------------
NET INCREASE                                                                            $      78,615,664
                                                                                        =================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                       FOR THE SIX         FOR THE YEAR
                                                                       MONTHS ENDED            ENDED
                                                                      MARCH 31, 2004     SEPTEMBER 30, 2003
                                                                    -----------------    ------------------
                                                                        (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                               $      22,866,032    $       55,387,028
Net realized loss                                                         (13,203,491)         (128,972,913)
Net change in unrealized depreciation                                      68,953,123           215,489,199
                                                                    -----------------    ------------------

    NET INCREASE                                                           78,615,664           141,903,314

Dividends to shareholders from net investment income                      (27,626,672)          (57,986,988)

Net decrease from transactions in shares of beneficial interest           (56,936,220)         (296,593,267)
                                                                    -----------------    ------------------
    NET DECREASE                                                           (5,947,228)         (212,676,941)

NET ASSETS:
Beginning of period                                                     1,165,812,700         1,378,489,641
                                                                    -----------------    ------------------

END OF PERIOD
(Including accumulated undistributed net investment income of
$5,368,477 and $10,129,117, respectively)                           $   1,159,865,472    $    1,165,812,700
                                                                    =================    ==================

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MARCH 31, 2004 (UNAUDITED)

INCREASE (DECREASE) IN CASH:
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets from operations                                              $      78,615,664
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
     Purchases of investments                                                                (490,682,597)
     Principal repayments/sales of investments                                                583,438,930
     Net purchases of short-term investments                                                  (32,898,004)
     Decrease in receivables and other assets related to operations                             1,104,993
     Decrease in payables related to operations                                                  (138,384)
     Net loan fees received                                                                     2,188,167
     Amortization of loan fees                                                                 (3,412,308)
     Accretion of discounts                                                                     1,097,528
     Net realized loss on investments                                                          13,203,491
     Net unrealized depreciation on investments                                               (68,953,123)
                                                                                        -----------------

     NET CASH PROVIDED BY OPERATING ACTIVITES                                                  83,564,357
                                                                                        -----------------

CASH FLOWS USED FOR FINANCING ACTIVITIES:
Shares of beneficial interest sold                                                             47,208,170
Shares tendered                                                                              (116,413,014)
Dividends from net investment income (net of reinvested dividends of $11,782,969)             (16,389,387)
                                                                                        -----------------

     NET CASH USED FOR FINANCING ACTIVITIES                                                   (85,594,231)
                                                                                        -----------------

NET DECREASE IN CASH                                                                           (2,029,874)
                                                                                        -----------------

CASH BALANCE AT BEGINNING OF PERIOD                                                             2,516,774
                                                                                        -----------------

CASH BALANCE AT END OF PERIOD                                                           $         486,900
                                                                                        =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2004 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Prime Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital. The Trust was organized as a Massachusetts business trust on August 17, 1989 and commenced operations on November 30, 1989.

The Trust offers and sells its shares to the public on a continuous basis. The Trustees intend, each quarter, to consider authorizing the Trust to make tender offers for all or a portion of its outstanding shares of beneficial interest at the then current net asset value of such shares.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) Certain senior collateralized loans ("Senior Loans") are valued based on quotations received from an independent pricing service; (2) Senior Loans for which quotations are unavailable are valued based on prices received from an independent pricing service that are calculated pursuant to a derived pricing methodology. The derived pricing methodology calculates a price for a Senior Loan by incorporating certain market information, including a Senior Loan's credit rating and interest rate, and comparing such information to Senior Loans in similar industries for which market information is available; (3) all other Senior Loans are valued at their fair value in accordance with procedures established in good faith by the Trustees; (4) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price;
(5) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (6) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (7) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Advisor") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trust's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected. When the Trust buys an interest in a Senior Loan, it may receive a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Trust accrues the commitment fee over the expected term of the loan. When the Trust sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are amortized over the expected term of the loan.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. SENIOR LOANS -- The Trust invests primarily in Senior Loans to Borrowers. Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

Some of the Trust's Senior Loans are "Revolver Loans." For these loans, the Trust commits to provide funding up to the face amount of the loan. The amount drawn down by the borrower may vary during the term of the loan.

E. FEDERAL INCOME TAX POLICY -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS
Pursuant to an Investment Advisory Agreement with the Investment Advisor, the Trust pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.90% to the portion of the daily net assets not exceeding $500 million; 0.85% to the portion of the daily net assets exceeding $500 million but not exceeding $1.5 billion; 0.825% to the portion of daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.80% to the portion of daily net assets exceeding $2.5 billion, but not exceeding $3 billion; and 0.775% to the portion of daily net assets in excess of $3 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Trust pays an administration fee, calculated daily and payable monthly, by applying the annual rate of 0.25% to the Trust's daily net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales/principal repayments of portfolio securities, excluding short-term investments, for the six months ended March 31, 2004 aggregated $492,273,098 and $576,466,906, respectively.

Shares of the Trust are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Advisor and Administrator. Pursuant to a Distribution Agreement between the Trust, the Investment Advisor and the Distributor, the Investment Advisor compensates the Distributor at an annual rate of 2.75% of the purchase price of shares purchased from the Trust. The Investment Advisor will compensate the Distributor at an annual rate of 0.10% of the value of shares sold for any shares that remain outstanding after one year from the date of their initial purchase. Any early withdrawal charge to defray distribution expenses will be charged to the shareholder in connection with shares held for four years or less which are accepted by the Trust for repurchase pursuant to tender offers. For the six months ended March 31, 2004, the Investment Advisor has informed the Trust that it received $349,000 in early withdrawal charges.

Morgan Stanley Trust, an affiliate of the Investment Advisor, Administrator and Distributor, is the Trust's transfer agent. At March 31, 2004, the Trust had transfer agent fees and expenses payable of approximately $62,300.

The Trust has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended March 31, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $3,598. At March 31, 2004, the Trust had an accrued pension liability of $58,889 which is included in accrued expenses in the Statement of Assets and Liabilities.

On December 2, 2003, the Trustees voted to close the plan to new participants, eliminate the future benefits growth due to increases to compensation after July 31, 2003 and effective April 1, 2004, establish an unfunded deferred compensation plan which allows each independent Trustee to defer payment of all or a portion of the fees he receives for serving on the Board of Trustees throughout the year.

4. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                                     SHARES                AMOUNT
                                                               -----------------    -----------------
Balance, September 30, 2002                                          172,189,710    $   1,894,698,153
Shares sold                                                            5,244,992           43,629,928
Shares issued to shareholders for reinvestment of dividends            2,916,298           23,799,631
Shares tendered (four quarterly tender offers)                       (44,607,234)        (364,022,826)
Reclassification due to permanent book/tax differences                        --             (270,480)
                                                               -----------------    -----------------
Balance, September 30, 2003                                          135,743,766        1,597,834,406
Shares sold                                                            5,414,182           47,693,825
Shares issued to shareholders for reinvestment of dividends            1,336,532           11,782,969
Shares tendered (four quarterly tender offers)                       (13,123,522)        (116,413,014)
                                                               -----------------    -----------------
Balance, March 31, 2004                                              129,370,958    $   1,540,898,186
                                                               =================    =================

On April 21, 2004, the Trustees approved a tender offer to purchase up to 50 million shares of beneficial interest to commence on May 19, 2004.

5. EXPENSE OFFSET
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Trust.

6. COMMITMENTS AND CONTINGENCIES
As of March 31, 2004, the Trust had unfunded loan commitments pursuant to the following loan agreements:

                                              UNFUNDED
BORROWER                                     COMMITMENT
--------                                   --------------
Centennial Cellular Operating, Co.         $    2,250,000
Channel Master, Inc.                              241,391
Falcon Cable Communications LLC                 5,140,298
Federal Mogul Corp.                               613,080
FHC Health Systems, Inc.                        2,142,857
Fleming Companies, Inc.                         3,343,969
General Nutrition Centers, Inc.                 3,000,000
Insight Health Care                             1,000,000
Jet Plastica Industries                           179,498
Nexpak Corp.                                      845,435
Outsourcing Solutions, Inc.                       104,524
United Rentals, Inc.                              888,889
                                           --------------
                                           $   19,749,941
                                           ==============

The total value of the security segregated for unfunded loan commitments was $20,997,083.

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2003, the Trust had a net capital loss carryforward of $279,190,693 of which $7,660,498 will expire on September 30, 2007, $5,233,092 will expire on September 30, 2009. $60,112,113 will expire on September 30, 2010 and $206,184,990 will expire on September 30, 2011 to offset future capital gains to the extent provided by regulations.

As of September 30, 2003, the Trust had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), tax adjustments and book amortization of discounts on revolver loans and term loans held by the Trust and interest on loans in default.

8. LEGAL MATTERS
On November 14, 2001, an alleged class action lawsuit was filed on behalf of certain investors in Morgan Stanley Prime Income Trust alleging that, during the period from November 1, 1998 through April 26, 2001, the Trust, its investment advisor and a related entity, its administrator, certain of its officers, and certain of its Trustees violated certain provisions of the Securities Act of 1933 and common law by allegedly misstating the Trust's net asset value in its prospectus, registration statement and financial reports. On November 8, 2002, the court denied defendants' motion to dismiss the complaint. Each of the defendants believes the lawsuit to be without merit and intends to vigorously contest the action. No provision has been made in the Trust's financial statements for the effect, if any, of such matters.

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Trust, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Trust, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Trust, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Trust believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Trust's financial statements for the effect, if any, of this matter.

MORGAN STANLEY PRIME INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                               FOR THE SIX                        FOR THE YEAR ENDED SEPTEMBER 30,
                                               MONTHS ENDED     -----------------------------------------------------------------
                                              MARCH 31, 2004       2003             2002         2001         2000         1999
                                             ---------------    ----------      ----------   ----------   ----------   ----------
                                               (UNAUDITED)
SELECTED PER SHARE DATA:
Net asset value, beginning of period            $     8.59      $     8.01      $     8.62   $     9.72   $     9.87   $     9.91
                                                ----------      ----------      ----------   ----------   ----------   ----------

Income (loss) from investment operations:
  Net investment income                               0.17            0.38            0.45         0.69         0.82         0.70
  Net realized and unrealized gain (loss)             0.41            0.58           (0.64)       (1.11)       (0.16)       (0.05)
                                                ----------      ----------      ----------   ----------   ----------   ----------
Total income (loss) from investment
 operations                                           0.58            0.96           (0.19)       (0.42)        0.66         0.65
                                                ----------      ----------      ----------   ----------   ----------   ----------
Less dividends from net investment
 income                                              (0.20)          (0.38)          (0.42)       (0.68)       (0.81)       (0.69)
                                                ----------      ----------      ----------   ----------   ----------   ----------

Net asset value, end of period                  $     8.97      $     8.59      $     8.01   $     8.62   $     9.72   $     9.87
                                                ==========      ==========      ==========   ==========   ==========   ==========

TOTAL RETURN+                                         6.92%(2)       12.31%          (2.30)%      (4.54)%       6.87%        6.72%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                              1.31%(3)        1.36%(1)        1.29%        1.20%        1.21%        1.22%
Net investment income                                 3.84%(3)        4.45%           5.15%        7.53%        8.26%        7.02%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions          $    1,160      $    1,166      $    1,378   $    2,195   $    2,884   $    2,514
Portfolio turnover rate                                 43%(2)          49%             27%          29%          45%          44%

----------
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD. DIVIDENDS AND DISTRIBUTIONS ARE ASSUMED TO BE REINVESTED AT THE PRICES OBTAINED UNDER THE TRUST'S DIVIDEND REINVESTMENT PLAN.
(1)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.
(2)  NOT ANNUALIZED.
(3)  ANNUALIZED.

                        SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Trust without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Trust. For more detailed information about the Trust, its fees and expenses and other pertinent information, please read its Prospectus. The Trust's Statement of Additional Information contains additional information about the Trust, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2004 Morgan Stanley


[MORGAN STANLEY LOGO]

[GRAPHIC]

                                                            MORGAN STANLEY FUNDS


                                                                  MORGAN STANLEY
                                                              PRIME INCOME TRUST


                                                               Semiannual Report
                                                                  March 31, 2004

[MORGAN STANLEY LOGO]

38567RPT-RA04-00154P-Y03/04

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Prime Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 18, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2004

                                        3